Grant Income - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			180 Months Ended
	Oct. 29, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Grant Income [Line Items]
Grant income	$ 244,479	$ 0	$ 0	$ 244,479	$ 244,479